TRADE AND OTHER ACCOUNTS RECEIVABLE CURRENT, AND NON- CURRENT ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2020
TRADE AND OTHER ACCOUNTS RECEIVABLE CURRENT, AND NON- CURRENT ACCOUNTS RECEIVABLE [Abstract]
Schedule of trade and other accounts receivable
	As of	As of
	December 31,	December 31,
	2020	2019
	ThUS$	ThUS$
Trade accounts receivable	532,106	1,073,599
Other accounts receivable	194,454	275,876
Total trade and other accounts receivable	726,560	1,349,475
Less: Expected credit loss	(122,193)	(100,402)
Total net trade and accounts receivable	604,367	1,249,073
Less: non-current portion – accounts receivable	(4,986)	(4,725)
Trade and other accounts receivable, current	599,381	1,244,348

Schedule of expected credit losses
	As of December 31, 2020			As December 31, 2019
	Expected	Gross book	Impairment loss	Expected	Gross book	Impairment loss
Portfolio maturity	loss rate (1)	value (2)	Provision	loss rate (1)	value (2)	Provision
	%	ThUS$	ThUS$	%	ThUS$	ThUS$
Up to date	4%	302,079	(11,112)	2%	875,889	(16,433)
From 1 to 90 days	4%	103,615	(4,049)	8%	56,537	(4,253)
From 91 to 180 days	66%	15,989	(10,501)	28%	16,922	(4,747)
From 181 to 360 days	80%	40,621	(32,627)	39%	47,865	(18,459)
more of 360 days	92%	69,802	(63,904)	74%	76,386	(56,510)
Total	23%	532,106	(122,193)	9%	1,073,599	(100,402)

Schedule of trade and other accounts receivable and non-current accounts receivable
	As of	As of
	December 31,	December 31,
Currency	2020	2019
	ThUS$	ThUS$

Argentine Peso	6,517	47,079
Brazilian Real	221,952	537,224
Chilean Peso	44,737	131,543
Colombian Peso	1,292	2,288
Euro	24,370	32,711
US Dollar	292,125	436,774
Korean Won	79	8,172
Mexican Peso	4,624	6,093
Australian Dollar	49	20,964
Pound Sterling	5,647	7,428
South African Rand	-	2,982
Uruguayan Peso (New)	792	1,375
Thai Bht	-	1,559
Swiss Franc	754	535
Russian Ruble	-	896
Japanese Yen	77	1,222
Swedish crown	129	2,012
New Zealand Dollar	-	1,148
Costa Rican Colon	-	1,390
Other Currencies	1,223	5,678
Total	604,367	1,249,073

Schedule of allowance for impairment loss of trade and other accounts receivables
		Adoption
	Opening	adjustment		(Increase)	Closing
	balance	IFRS 9 (*)	Write-offs	Decrease	balance
Periods	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
From January 1 to December 31, 2018	(87,909)	(10,524)	8,620	(8,178)	(97,991)
From January 1 to December 31, 2019	(97,991)	-	12,569	(14,980)	(100,402)
From January 1 to December 31, 2020	(100,402)	-	30,754	(52,545)	(122,193)

Schedule of accounts receivable categories
	As of December 31, 2020			As of December 31, 2019
	Gross exposure	Gross	Exposure net	Gross exposure	Gross	Exposure net
	according to	impaired	of risk	according to	Impaired	of risk
	balance	exposure	concentrations	balance	exposure	concentrations
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Trade accounts receivable	532,106	(122,193)	409,913	1,073,599	(100,402)	973,197
Other accounts receivable	194,454	-	194,454	275,876	-	275,876